Financial liabilities - Disclosure of Reconciliation of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Fixed interest expense	€ 288	€ 333	€ 359
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	6,188	6,405
New lease contracts	1,476	521
Impact of discounting of the new lease contracts	(110)	(94)
Fixed interest expense	288	333
Repayment of lease	(1,195)	(928)
Early termination of lease contracts	(128)	(49)
Liabilities arising from financing activities at end of period	€ 6,519	€ 6,188	€ 6,405